CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,321,118	$ 180,992	¥ 636,052
Restricted Cash	5,222	715	33,901
Short-term investments (including available-for-sale debt securities of RMB1,766,577 and RMB985,642 as of December 31, 2023 and 2024, respectively)	1,845,242	252,797	2,253,910
Inventory, net	36,401	4,987	24,596
Prepaid expenses and other current assets	431,829	59,160	638,248
Total current assets	3,639,812	498,651	3,586,707
Non-current assets
Operating lease right-of-use assets	503,601	68,993	189,662
Property, equipment and software, net	670,237	91,822	533,531
Intangible assets	17,984	2,464	16,227
Land use rights	25,762	3,529	26,568
Long-term investments (including available-for-sale debt securities of RMB928,200 and RMB863,625 as of December 31, 2023 and 2024, respectively)	922,740	126,415	1,029,632
Goodwill	331	45	331
Deferred tax assets	0	0	11,312
Rental deposit	45,834	6,279	17,742
Other non-current assets	1,776	243	1,597
TOTAL ASSETS	5,828,077	798,441	5,413,309
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB484,222 and RMB811,879 as of December 31, 2023 and 2024, respectively)	1,245,207	170,592	805,032
Deferred revenue, current portion of the consolidated VIE without recourse to the Group	1,867,096	255,791	1,113,480
Operating lease liabilities, current portion (including current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB34,401 and RMB114,471 as of December 31, 2023 and 2024, respectively)	147,635	20,226	50,494
Income tax payable (including income tax payable of the consolidated VIE without recourse to the Group of RMB4,210 and RMB606 as of December 31, 2023 and December 31, 2024, respectively)	665	91	4,278
Total current liabilities	3,260,603	446,700	1,973,284
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIE without recourse to the Group	218,797	29,975	124,141
Operating lease liabilities, non-current portion (including non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB121,277 and RMB337,258 as of December 31, 2023 and 2024, respectively)	344,609	47,211	137,652
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE without recourse to the Group of RMB71,850 and RMB70,316 as of December 31, 2023 and December 31, 2024, respectively)	70,604	9,673	71,967
TOTAL LIABILITIES	3,894,613	533,559	2,307,044
SHAREHOLDERS' EQUITY
Treasury stock, at cost	(242,866)	(33,273)	(85,178)
Additional paid-in capital	7,991,421	1,094,820	7,987,957
Accumulated other comprehensive loss	(2,832)	(388)	(33,209)
Statutory reserves	66,042	9,048	50,225
Accumulated deficit	(5,878,417)	(805,341)	(4,813,646)
TOTAL SHAREHOLDERS' EQUITY	1,933,464	264,882	3,106,265	¥ 3,095,829	¥ 2,880,942
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,828,077	798,441	5,413,309
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	68	9	68
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 48	$ 7	¥ 48